23. Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Subscribed and paid-in capital
	December 31, 2019		December 31, 2018
	Number of shares	%	Number of shares	%
State Department of Finance	343,524,285	50.26	343,524,285	50.26
Companhia Brasileira de Liquidação e Custódia (**)	235,643,765	34.47	212,612,143	31.10
The Bank of New York ADR Department (equivalent in shares) (*) (**)	103,823,655	15.19	125,278,967	18.33
Other	518,164	0.08	2,094,474	0.31

	683,509,869	100.00	683,509,869	100.00

(*)	each ADR corresponds to 1 share.

(**) custodians

Distribution of earnings
	2019	2018	2017
Profit for the year	3,367,517	2,835,068	2,519,310
(-) Legal reserve - 5%	168,376	141,755	125,965

	3,199,141	2,693,313	2,393,345

Minimum mandatory dividend – 25%	799,785	673,328	598,336
Dividend per share and per ADS	1.17012	0.9851	0.87539

Allocation of profit
		2019	2018	2017
Profit
(+)	Profit for the year	3,367,517	2,835,068	2,519,310
(-)	Legal reserve – 5%	168,376	141,755	125,965
(-)	Minimum mandatory dividends	799,785	673,328	598,336
(-)	Additional proposed dividends	141,203	118,859	105,543
Investment reserve recorded		2,258,153	1,901,126	1,689,466

Other comprehensive loss
	G1 plan	G0 plan	Total

Balance as of December 31, 2018	70,716	(619,811)	(549,095)
Actuarial gains/(losses) for the year (Note 20 (b))	34,538	(397,597)	(363,059)
Balance as of December 31, 2019	105,254	(1,017,408)	(912,154)